                               ING INVESTORS TRUST
                            ING Stock Index Portfolio

                        Supplement dated January 6, 2006
                      to the Institutional Class Prospectus
                              Dated April 29, 2005

     Effective December 2005, Omar Aguilar and John Krementowski replaced Hugh Whelan as co-Portfolio Managers to ING Stock Index Portfolio.

     Effective December 2005, the third paragraph under the section entitled "More on the Portfolio Manager" on page 70 of the Institutional Class Prospectus is hereby deleted in its entirety and replaced with the following:

     The following persons are primarily responsible for the management of the
Portfolio:

     NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
     ----                      ---------------------------------------
     Omar Aguilar, Ph.D.       The Portfolio  has been  co-managed by Omar Aguilar
                               Ph.D. since December 2005. Dr. Aguilar has been
                               with ING IM since July 2004 and is Head of
                               Quantitative Equity Research. He previously
                               served as head of Lehman Brothers' quantitative
                               research for their alternative investment
                               management business since 2002. Prior to that,
                               Dr. Aguilar was director of quantitative research
                               and a portfolio manager with Merrill Lynch
                               Investment Management since 1999.

     John Krementowski, CFA    John Krementowski is on the quantitative equity team
                               and has co-managed the Portfolio since December
                               2005. He joined ING IM in 1996 as an analyst and
                               portfolio strategist in the fixed income group.
                               Previously, he was a strategy specialist at
                               Aetna.

This Supplement supersedes the Supplement dated July 26, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                            ING Stock Index Portfolio

                        Supplement dated January 6, 2006
         to the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective December 2005, Omar Aguilar and John Krementowski replaced Hugh Whelan as Portfolio Manager to ING Stock Index Portfolio. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar. In addition, John Krementowski is added as a portfolio manager.

     The tables in the sub-sections entitled "Other Accounts Managed" and "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on pages 190 and 191, respectively, of the Institutional Class, Service Class, and Service 2 Class SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of September 30, 2005.

                           REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                                  COMPANIES                    VEHICLES                     OTHER ACCOUNTS
                        ---------------------------   --------------------------     ---------------------------
                                                        NUMBER                        NUMBER
                        NUMBER OF                        OF                             OF
PORTFOLIO MANAGER       ACCOUNTS     TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS     ACCOUNTS       TOTAL ASSETS
-----------------       --------    ---------------    --------      ------------     --------       ------------
Omar Aguilar               68       $ 8,006,205,084      15       $ 3,118,739,255       25(1)      $ 5,316,819,520
John Krementowski           0             N/A             0              N/A             1         $    16,614,262

(1) Four of these accounts with total assets of $764,300,730 have advisory fees that are based on the performance of the accounts.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers, as of [September 30, 2005] including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

       PORTFOLIO MANAGER          DOLLAR RANGE OF SECURITIES OF THE PORTFOLIO OWNED
     --------------------         -------------------------------------------------
     Omar Aguilar                                      None
     John Krementowski                                 None

This Supplement supersedes the Supplement dated July 26, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE